May 5, 2014

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	C.M. Life Insurance Company and its C.M. Life Variable Life Separate Account I

Post-Effective Amendment No. 18 to Registration Statement on Form N-6

Prospectus Title: Variable Universal Life

File Nos. 333-49457, 811-09020

Class Identifier: C000030137

Dear Commissioners:

On behalf of C.M. Life Insurance Company (the “Depositor”) and its C.M. Life Variable Life Separate Account I (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 18 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 28, 2014 and became effective on May 1, 2014; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Angela N. Brown Angela N. Brown Assistant Vice President & Counsel for Massachusetts Mutual Life Insurance Company